Stock Incentive Plan - Share-Based Payment Arrangement, Activity (Details) - $ / shares		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 04, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding (in shares)			3,646,921	3,940,536	3,940,536	3,421,724
Grants (in shares)		0		0		541,208
Number of options cancelled (in shares)					(293,615)	(22,396)
Number of options outstanding (in shares)					3,646,921	3,940,536	3,421,724
Number of options vested and exercisable and expected to vest (in shares)					3,433,227
Vested and expected to vest (in shares)					3,371,096
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)			$ 8.50	$ 8.46	$ 8.46	$ 8.77
Granted under the 2024 Incentive Plan, weighted-average exercise price (in dollars per share)						6.50
Weighted - average exercise price cancelled (in dollars per share)					7.90	8.50
Ending balance, outstanding, weighted-average exercise price (in dollars per share)					8.50	$ 8.46	$ 8.77
Weighted - average exercise price outstanding vested and exercisable and expected to vest (in dollars per share)					8.54
Vested and expected to vest, weighted-average exercise price (in dollars per share)					$ 8.57
Weighted-average remaining contractual life (years)					6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
Weighted - average remaining contractual life (years) vested and exercisable and expected to vest					6 years 8 months 12 days
Vest and expected to vest, weighted-average remaining contractual term (in years)					6 years 9 months 18 days
Weighted- Average Exercise Price
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)			8.50	$ 8.46	$ 8.46	$ 8.77
Terminated pursuant to Business Combination Agreement, weighted-average exercise price (in dollars per share)					7.90	8.50
Ending balance, outstanding, weighted-average exercise price (in dollars per share)					$ 8.50	$ 8.46	$ 8.77
Weighted-Average Remaining Contractual Life (years)
Outstanding, weighted-average remaining contractual term (in years)					6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted - average exercise price cancelled (in dollars per share)			$ 24.83
Number of Options
Terminated pursuant to Business Combination Agreement (in shares)	(1,237,681)		(1,237,681)
Weighted- Average Exercise Price
Terminated pursuant to Business Combination Agreement, weighted-average exercise price (in dollars per share)			$ 24.83